Financial Instruments - Summary of Effect of Changes in Foreign Exchange Rates (Detail) - Foreign currency exchange rate risk [member] - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Profit and loss [member] | Appreciation in foreign currencies by 10% [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	₨ 35,265.7	₨ 36,873.3	₨ 39,797.4
Profit and loss [member] | Appreciation in foreign currencies by 10% [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	(102,136.4)	(113,312.3)	(96,065.0)
Profit and loss [member] | Depreciation in foreign currencies by 10% [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	(35,265.7)	(36,873.3)	(39,797.4)
Profit and loss [member] | Depreciation in foreign currencies by 10% [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	₨ 102,136.4	₨ 113,312.3	96,065.0
Other comprehensive income loss before tax [member] | Appreciation in foreign currencies by 10% [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates			(7,562.8)
Other comprehensive income loss before tax [member] | Depreciation in foreign currencies by 10% [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates			₨ 7,562.8